COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
COMMITMENTS & CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8.COMMITMENTS AND CONTINGENCIES

Operating Leases — The Company leases its primary office space under non-cancelable operating leases with various expiration dates through August 2027. Rent expense for the nine months ended November 30, 2020 and 2019 was $5.9 million and $6.6 million, respectively. Future minimum lease payments under non-cancelable operating leases as of November 30, 2020, are as follows (in thousands):

Fiscal Year Ending	Amount
2021	$2,535
2022	8,537
2023	6,570
2024	5,635
2025	2,091
Thereafter	9,003
Total minimum lease payments	$34,371

Contingencies — From time to time, the Company is subject to contingencies that arise in the ordinary course of business. The Company records an accrual for a contingency when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company does not currently believe the resolution of any such contingencies will have a material adverse effect upon the Company’s consolidated balance sheets, statements of comprehensive loss or statements of cash flows.

14. COMMITMENTS AND CONTINGENCIES

Acquisition-Related Obligations

The purchase agreements for Cloud Logistics and Averetek (see Note 5) include contingent payments of up to $4.5 million in consideration contingent upon successful attainment of revenue related criteria that extend up to two years subsequent to closing, as well as a deferred consideration payment of $1.1 million that extends one year subsequent to the closing of Averetek. The deferred consideration was recorded on the acquisition date. The earn-out liabilities were recorded at fair value on the acquisition dates and are remeasured at each reporting date and adjusted if necessary. At the acquisition date, the fair value of the contingent consideration was $2.0 million. The Company determined there was no change in fair value at February 29, 2020.

Upon purchasing Amber Road (see Note 5), equity incentive compensation previously granted to Amber Road employees was converted to deferred cash compensation, whereby employees may vest in cash payments over periods up to four years from the date of acquisition. Vesting is contingent upon continued employment with the Company. Deferred compensation amounts are calculated based on the price the Company paid for Amber Road’s stock at acquisition, the strike price of the original grant, and the number of former Amber Road shares that would have vested over the period. For the fiscal year ended February 29, 2020, the Company recorded $10.9 million of expense for Amber Road deferred compensation in the consolidated statements of comprehensive loss, including $9.5 million related to accelerated deferred compensation payments negotiated in exit agreements with certain former Amber Road executives. An accrual of $0.8 million is included on the consolidated balance sheet as of February 29, 2020 for vested, unpaid Amber Road deferred compensation. Unvested future payments that are contingent upon the continuous employment of participating employees totaled $2.1 million at February 29, 2020.

Operating Leases — The Company leases its primary office space under non-cancelable operating leases with various expiration dates through August 2027. Rent expense for the fiscal years ended February 29, 2020 and February 28, 2019 was $8.4 million and $4.4 million, respectively. Future minimum lease payments under non-cancelable operating leases as of February 29, 2020, are as follows (in thousands):

Fiscal year ending:
2021	$7,990
2022	5,864
2023	4,040
2024	3,330
2025	2,306
Thereafter	1,679
Total minimum lease payments	$25,209

Several of the operating lease agreements require the Company to provide security deposits. As of February 29, 2020, and February 28, 2019, lease deposits totaled approximately $3.3 million and $1.3 million, respectively. The deposits are generally refundable at the expiration of the lease, assuming all of the Company’s obligations under the lease agreement have been met. Deposits are included in other assets in the consolidated balance sheets.

Contingencies — From time to time, the Company is subject to contingencies that arise in the ordinary course of business. The Company records an accrual for a contingency when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company does not currently believe the resolution of any such contingencies will have a material adverse effect upon the Company’s consolidated balance sheets, statements of comprehensive loss, or statements of cash flows.